PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jul. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of July 31,
	2020	2019
Furniture, fixtures and equipment	$980,188	$98,615
Leasehold improvement	1,737,898	—
Vehicles	731,782	—
Total	3,449,868	98,615
Less: Impairment of fixed assets	(173,799)	—
Less: accumulated depreciation	(652,678)	(49,586)
Property and equipment, net	$2,623,391	$49,029

During the year ended July 31, 2020, the Company disposed certain outdated office equipment and reported a loss of $12,388 from such disposal. In addition, the Company recorded an impairment of $172,728 on its fixed assets for the year ended July 31, 2020 based on its assessment that the expected future cash flows may not cover the carrying value of the Company’s fixed asset.

Depreciation expense was $527,497,  $20,615, and $16,458 for the years ended July 30, 2020, 2019, and 2018, respectively.